Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premises and equipment
Buildings and improvements	SFr 863	SFr 839
Land	213	215
Leasehold improvements	1,238	1,438
Software	1,074	8,261
Equipment	859	990
Premises and equipment	4,247	11,743
Accumulated depreciation	(2,666)	(7,637)
Total premises and equipment, net	1,581	4,106
Depreciation and impairment
Depreciation	805	997	SFr 903
Impairment	1,798	250	20
Amortization and impairment on right-of-use assets	529	256	SFr 313
Right-of-use assets [Abstract]
Right-of-use assets	1,093	1,693
Premises, equipment and right-of-use assets	SFr 2,674	SFr 5,799